Subsidiary Guarantors (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income (loss)	$ 22,405,000	$ (3,079,000)	$ 60,326,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities	141,491,000	87,629,000
Net cash provided by operations	163,896,000	84,550,000	120,217,000
Cash flows from investing activities
Additions to oil and gas properties	(197,618,000)	(125,493,000)	(157,046,000)
Acquisition of properties	(193,496,000)	(249,007,000)	(168,480,000)
Proceeds from sales of assets	1,607,000	9,158,000	6,747,000
Acquisition of other property, plant and equipment	(1,634,000)	(969,000)	(1,735,000)
Current period settlements of matured derivative contracts	7,586,000	28,675,000	1,551,000
Change in restricted cash	(45,000)
Net cash (used in) / provided by investing	(383,600,000)	(337,636,000)	(318,963,000)
Cash flows from financing activities
Proceeds from issuance of long-term debt	220,000,000	233,243,000	316,500,000
Repayment under long-term debt	(172,000,000)	(38,243,000)	(126,500,000)
Payment of debt issuance costs	(683,000)	(9,324,000)	(3,678,000)
Issuance of preferred units		85,000,000
Proceeds from sale of common stock, net of expenses of $15.1 million	172,481,000
Net cash provided by financing	219,798,000	270,676,000	186,322,000
Net increase (decrease) in cash	94,000	17,590,000	(12,424,000)
Cash
Beginning of period	23,726,000	6,136,000	18,560,000
End of period	23,820,000	23,726,000	6,136,000
Payment of stock issuance expenses	15,100,000
Eliminations
Cash flows from operating activities
Net income (loss)	3,400,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities	(3,400,000)
Cash flows from investing activities
Investment in subsidiary	172,481,000
Net cash (used in) / provided by investing	172,481,000
Cash flows from financing activities
Proceeds from investment by JEI	(172,481,000)
Net cash provided by financing	(172,481,000)
JEI (Parent)
Cash flows from operating activities
Net income (loss)	(2,186,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities	2,286,000
Net cash provided by operations	100,000
Cash flows from investing activities
Investment in subsidiary	(172,481,000)
Net cash (used in) / provided by investing	(172,481,000)
Cash flows from financing activities
Proceeds from sale of common stock, net of expenses of $15.1 million	172,481,000
Net cash provided by financing	172,481,000
Net increase (decrease) in cash	100,000
Cash
End of period	100,000
Payment of stock issuance expenses	15,100,000
Issuers
Cash flows from operating activities
Net income (loss)	(37,047,000)	(11,057,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities	(189,393,000)	(283,848,000)
Net cash provided by operations	(226,440,000)	(294,905,000)
Cash flows from investing activities
Current period settlements of matured derivative contracts	7,586,000	28,675,000
Net cash (used in) / provided by investing	7,586,000	28,675,000
Cash flows from financing activities
Proceeds from investment by JEI	172,481,000
Proceeds from issuance of long-term debt	220,000,000	233,243,000
Repayment under long-term debt	(172,000,000)	(38,243,000)
Payment of debt issuance costs	(683,000)	(9,324,000)
Issuance of preferred units		85,000,000
Net cash provided by financing	219,798,000	270,676,000
Net increase (decrease) in cash	944,000	4,446,000
Cash
Beginning of period	5,056,000	610,000
End of period	6,000,000	5,056,000
Guarantor Subsidiaries
Cash flows from operating activities
Net income (loss)	58,705,000	8,857,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities	331,265,000	370,623,000
Net cash provided by operations	389,970,000	379,480,000
Cash flows from investing activities
Additions to oil and gas properties	(197,618,000)	(125,493,000)
Acquisition of properties	(193,496,000)	(249,007,000)
Proceeds from sales of assets	963,000	9,158,000
Acquisition of other property, plant and equipment	(724,000)	(969,000)
Change in restricted cash	(45,000)
Net cash (used in) / provided by investing	(390,920,000)	(366,311,000)
Cash flows from financing activities
Net increase (decrease) in cash	(950,000)	13,169,000
Cash
Beginning of period	18,600,000	5,431,000
End of period	17,650,000	18,600,000
Non-Guarantor Subsidiaries
Cash flows from operating activities
Net income (loss)	(467,000)	(879,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities	733,000	854,000
Net cash provided by operations	266,000	(25,000)
Cash flows from investing activities
Acquisition of properties	644,000
Acquisition of other property, plant and equipment	(910,000)
Net cash (used in) / provided by investing	(266,000)
Cash flows from financing activities
Net increase (decrease) in cash		(25,000)
Cash
Beginning of period	70,000	95,000
End of period	$ 70,000	$ 70,000